Note 11 - Computation of Earnings per Share (Detail) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Computation of Earnings per Share [Line Items]
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ 5,420	€ 2,451	€ 483
Coupon on additional equity components	(479)	(363)	(349)
Net income (loss) attributable to Deutsche Bank shareholders, numerator for basic earnings per share	€ 4,940	€ 2,088	€ 135
Effect of dilutive securities	0.0	0.0	0.0
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions, numerator for diluted earnings per share	€ 4,940	€ 2,088	€ 135
Number of shares in million [Abstract]
Weighted-average shares outstanding, denominator for basic earnings per share	2,084.9	2,096.5	2,108.2
Effect of dilutive securities:
Forwards	0.0	0.0	0.0
Employee stock compensation options	0.0	0.0	0.0
Deferred shares	40.7	46.6	62.0
Other (including trading options)	0.0	0.0	0.0
Dilutive potential common shares	0.0	0.0	0.0
Adjusted weighted-average shares after assumed conversions, denominator for diluted earnings per share	2,125.6	2,143.2	2,170.1